Fair Value Measurements Concentration of Credit Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Trade accounts and other receivables	$ 972	$ 926
NGLs, natural gas, and related products and services [Member]
Concentration Risk [Line Items]
Trade accounts and other receivables	760	736
Transportation of natural gas and related products [Member]
Concentration Risk [Line Items]
Trade accounts and other receivables	212	187
Other Receivable [Member]
Concentration Risk [Line Items]
Trade accounts and other receivables	0	3
Chesapeake Energy Corporation [Member] | Customer Concentration Risk [Member] | Accounts receivable [Member] | West And Northeast G&P [Member]
Concentration Risk [Line Items]
Trade accounts and other receivables	$ 176	$ 133
Chesapeake Energy Corporation [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | West And Northeast G&P [Member]
Concentration Risk [Line Items]
Consolidated revenue, major customer, percentage	10.00%	14.00%	18.00%